Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Registrant Name	dei_EntityRegistrantName	EntrepreneurShares Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001495922
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2018
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
EntrepreneurShares Global Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EntrepreneurShares Global Fund™
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	EntrepreneurShares Global Fund™ (the “Fund” in this Summary and other Global Fund specific sections and “Global Fund” elsewhere in this Prospectus) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section of this Prospectus entitled “How Class A Shares Sales Charges are Calculated” beginning on page 36 of this Prospectus and in the section of the Statement of Additional Information entitled “Additional Information Regarding Purchases and Sales of Fund Shares” beginning on page 31 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated expenses for the current fiscal year for the Class A shares and the Retail Class shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as AFFEs.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example (the “Example”) is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the first year and the Total Annual Fund Operating Expenses for the remaining years.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks investment results that exceed the performance, before fees and expenses, of the MSCI World Index (the “Index”). The Fund mainly invests in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics (“Entrepreneurial Companies”), as determined by the Fund’s portfolio manager. Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts (“ADRs”).

Under normal market conditions, the Fund will invest at least 40% of its net assets (plus any borrowing for investment purposes) in equity securities of companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States (“Foreign Companies”), unless the portfolio manager deems market conditions and/or company valuations to be less favorable to Foreign Companies, in which case, the Fund will invest at least 30% of its total assets in Foreign Companies. The Fund may invest in a broad range of securities in both developed and emerging markets across different industry sectors. The Fund will invest in at least three countries. Some of the companies that the portfolio manager identifies as exhibiting entrepreneurial characteristics may be investment companies or other financial service companies.

The Fund’s investment strategy is unique, in part, due to the portfolio manager’s proprietary process of identifying a universe of companies, including technology companies that the manager believes possess entrepreneurial characteristics (as detailed below in “Portfolio Manager Investment Philosophy”). The portfolio manager presumes that company managers with better entrepreneurial vision will select more efficient and more economically effective growth vehicles, without taking on undue risk. This trait might be represented by superior growth characteristics compared to other non-entrepreneurial peer companies in the same industry.  These characteristics include: (i) more organic growth, (ii) more strategic alliances/partnerships/licensing deals, (iii) lower debt levels, (iv) lower or no dividends, and (v) higher sales turnover (sales divided by total assets). The Fund then uses fundamental analysis to identify from this list the Entrepreneurial Companies that it believes have the potential for long-term capital appreciation. The portfolio manager generally will sell a portfolio security when he believes the security will no longer increase in value at the same rate as it has in the past, changing fundamentals signal a deteriorating value potential, or other securities with entrepreneurial characteristics have better price performance potential.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money. The Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation. There are risks associated with the Fund’s principal investment strategies. These risks include:

•	Manager Risk:

How the portfolio manager manages the Fund will affect the Fund’s performance. The Fund may lose money if the portfolio manager’s investment strategy does not achieve the Fund’s objective or the portfolio manager does not implement the strategy properly.

•	Market Risk:

The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/ or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (“NAV”) of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund.

These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

•	Common Stock Risk:

Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

•	Small and Medium Sized Companies Risk:

The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

•	Technology Company Investing Risk:

Investment in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of small or unseasoned companies, as described under “Small and Medium Sized Companies Risk.”

•	Quantitative Investment Approach Risk:

The Fund utilizes a combined approach of quantitative and qualitative analysis. The Fund employs a number of quantitative filters in identifying a broad array of Entrepreneurial Companies using factors that are indicative of entrepreneurial behavior. After this quantitative analysis, the Fund performs fundamental analysis in determining its final stock selection. While the portfolio manager continuously reviews and refines, if necessary, his investment approach, there may be market conditions where the quantitative or qualitative investment approaches perform poorly.

•	Preferred Stock Risk:

Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

•	Rights and Warrants Risk:

The Fund may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

•	Convertible Securities Risk:

Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.

•	Options on Securities Risk:

One risk of any put or call that is held is that the put or call is a wasting asset. If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid. In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out. Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

•	American Depository Receipts Risk:

One risk of investing in an ADR is the political risk of the home country. Instability in the home country increases the risk of investing in an ADR. Another risk is exchange rate risk. ADR shares track the shares in the home country. If a country's currency is devalued, it will trickle down to the ADR. This can result in a significant loss, even if the company had been performing well. Another related risk is inflationary risk. Inflation is the rate at which the general level of prices for goods and services is rising and, subsequently, purchasing power is falling. Inflation can have a serious negative impact on business because the currency of a country with high inflation becomes less and less valuable each day.

•	Foreign Securities Risk:

The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks that are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, Foreign Companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

•	Emerging Markets Risk:

Investments in emerging market countries may have more risk because these markets are less developed, less liquid and subject to increased economic, political, regulatory or other uncertainties.

•	Liquidity Risk:

Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

•	Investments in Other Investment Companies Risk:

Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund.  The following performance information shows changes in performance from year to year and how the Fund’s average annual returns for 1 year, 5 years and since inception compare with those of an index that reflects a broad measure of market performance, the MSCI The World Index. If interim performance information is requested by shareholders, it will be provided upon request by calling 877-271-8811. No performance is shown for the Class A and Retail Class because they are no longer in operation, but they may be reopened in the future.  Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information shows changes in performance from year to year and how the Fund’s average annual returns for 1 year, 5 years and since inception compare with those of an index that reflects a broad measure of market performance, the MSCI The World Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-271-8811
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Bar Chart [Heading]	rr_BarChartHeading	EntrepreneurShares Global Fund - Institutional Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s return for most recent 9-month period ended September 30, 2018 was 8.60%.

During the period shown in the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter      31 Mar 2012        15.05%

Worst Quarter   30 Jun 2011       -20.82%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS   (For period ending December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

EntrepreneurShares Global Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within five business days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waivers and/or Expense Reimbursements	est_FeeReimbursement	0.17%	[3]
Total Annual Fund Operating Expenses After Fee Waivers and /or Expense Reimbursements	rr_NetExpensesOverAssets	1.96%
One Year	rr_ExpenseExampleYear01	$ 665
Three Years	rr_ExpenseExampleYear03	1,027
Five Years	rr_ExpenseExampleYear05	1,414
Ten Years	rr_ExpenseExampleYear10	$ 2,494
EntrepreneurShares Global Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within five business days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waivers and/or Expense Reimbursements	est_FeeReimbursement	0.17%	[3]
Total Annual Fund Operating Expenses After Fee Waivers and /or Expense Reimbursements	rr_NetExpensesOverAssets	1.96%
One Year	rr_ExpenseExampleYear01	$ 199
Three Years	rr_ExpenseExampleYear03	580
Five Years	rr_ExpenseExampleYear05	985
Ten Years	rr_ExpenseExampleYear10	$ 2,119
EntrepreneurShares Global Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ENTIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within five business days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waivers and/or Expense Reimbursements	est_FeeReimbursement	0.17%	[3]
Total Annual Fund Operating Expenses After Fee Waivers and /or Expense Reimbursements	rr_NetExpensesOverAssets	1.71%
One Year	rr_ExpenseExampleYear01	$ 174
Three Years	rr_ExpenseExampleYear03	503
Five Years	rr_ExpenseExampleYear05	856
Ten Years	rr_ExpenseExampleYear10	$ 1,850
Annual Return 2011	rr_AnnualReturn2011	(10.14%)
Annual Return 2012	rr_AnnualReturn2012	15.07%
Annual Return 2013	rr_AnnualReturn2013	28.58%
Annual Return 2014	rr_AnnualReturn2014	(2.24%)
Annual Return 2015	rr_AnnualReturn2015	1.85%
Annual Return 2016	rr_AnnualReturn2016	8.79%
Annual Return 2017	rr_AnnualReturn2017	30.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	return for most recent 9-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.82%)
1 Year	rr_AverageAnnualReturnYear01	30.13%
5 Years	rr_AverageAnnualReturnYear05	12.63%
Since Inception	rr_AverageAnnualReturnSinceInception	10.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 11, 2010
EntrepreneurShares Global Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.91%
5 Years	rr_AverageAnnualReturnYear05	11.20%
Since Inception	rr_AverageAnnualReturnSinceInception	9.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 11, 2010
EntrepreneurShares Global Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.10%
5 Years	rr_AverageAnnualReturnYear05	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 11, 2010
EntrepreneurShares Global Fund | MSCI The World Index (Net)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.40%	[4],[5]
5 Years	rr_AverageAnnualReturnYear05	11.64%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	9.81%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 11, 2010	[4],[5]
Entrepreneur US Small Cap Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Entrepreneur U.S. Small Cap Fund™
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Entrepreneur U.S. Small Cap Fund™ (the “Fund” in this Summary and other U.S. Small Cap Fund specific sections and “U.S. Small Cap Fund” elsewhere in this Prospectus) seeks long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated expenses for the current fiscal year for the Retail Class shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as AFFEs.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example (the “Example”) is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the first year and the Total Annual Fund Operating Expenses for the remaining years.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks investment results that exceed the performance, before fees and expenses, of the Russell 2000® Index (the “Index”). Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of small or mid capitalization companies domiciled or headquartered within the United States, or whose primary business activities or principal trading markets are located within the United States (“Entrepreneurial Companies”). Small capitalization companies are companies with market capitalizations that are above $300 million at the time of initial purchase.  Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options and ADRs.  If the Fund’s Advisor deems market conditions and/or company valuations to be less favorable to either small, mid or large capitalization companies, the Fund may invest at its discretion, outside of the above stated general parameters. The Fund may invest in a broad range of securities with discretion to invest across different industry sectors. Some of the companies that the portfolio manager identifies as exhibiting entrepreneurial characteristics may be investment companies or other financial service companies.

The Fund’s investment strategy is unique, in part, due to the portfolio manager’s proprietary process of identifying a universe of companies, including technology companies, that the manager believes possess entrepreneurial characteristics. The Fund then uses fundamental analysis to identify from this list the Entrepreneurial Companies that it believes have the potential for long- term capital appreciation. By way of example, in conducting the fundamental analysis, the Fund looks for companies with a good business, shareholder-oriented management and organic growth. The portfolio manager generally will sell a portfolio security when he believes the security has achieved its value potential, changing fundamentals signal a deteriorating value potential, or other securities with entrepreneurial characteristics have better performance potential.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money. The Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation. There are risks associated with the Fund’s principal investment strategies. These risks include:

•	Manager Risk:

How the portfolio manager manages the Fund will affect the Fund’s performance. The Fund may lose money if the portfolio manager’s investment strategy does not achieve the Fund’s objective or the portfolio manager does not implement the strategy properly.

•	Market Risk:

The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/ or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

•	Common Stock Risk:

Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions

•	Small and Medium Sized Companies Risk:

The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

•	Technology Company Investing Risk:

Investment in technology companies, including companies engaged in internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of small or unseasoned companies, as described under “Small and Medium Sized Companies Risk.”

•	Quantitative Investment Approach Risk:

The Fund utilizes a combined approach of quantitative and qualitative analysis. The Fund employs a number of quantitative filters in identifying a broad array of Entrepreneurial Companies, using factors that are indicative of entrepreneurial behavior. After this quantitative analysis, the Fund performs fundamental analysis in determining its final stock selection. While the portfolio manager continuously reviews and refines, if necessary, his investment approach, there may be market conditions where the quantitative or qualitative investment approaches perform poorly.

•	Preferred Stock Risk:

Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

•	Rights and Warrants Risk:

The Fund may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

•	Convertible Securities Risk:

Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.

•	Options on Securities Risk:

One risk of any put or call that is held is that the put or call is a wasting asset. If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid. In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out. Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

•	Liquidity Risk:

Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

•	Investments in Other Investment Companies Risk:

Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund.  The following performance information shows changes in performance from year to year and how the Fund’s average annual returns for 1 year and since inception compare with those of an index that reflects a broad measure of market performance, the Russell 2000® Total Return Index.  No performance is shown for the Retail Class because it is not in operation, but it may be opened in the future.  Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information shows changes in performance from year to year and how the Fund’s average annual returns for 1 year and since inception compare with those of an index that reflects a broad measure of market performance, the Russell 2000® Total Return Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Entrepreneur U.S. Small Cap   Fund - Institutional Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s return for most recent 9-month period ended September 30, 2018 was 30.43%.

During the period shown in the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter      30 June 2018        17.10%

Worst Quarter   30 Sept 2015      -12.58%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS   (For period ending December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Entrepreneur US Small Cap Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within five business days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[8]
Total Annual Fund Operating Expenses After Fee Waivers and /or Expense Reimbursements	rr_NetExpensesOverAssets	1.11%
One Year	rr_ExpenseExampleYear01	$ 113
Three Years	rr_ExpenseExampleYear03	364
Five Years	rr_ExpenseExampleYear05	633
Ten Years	rr_ExpenseExampleYear10	$ 1,405
Entrepreneur US Small Cap Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IMPAX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within five business days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[8]
Total Annual Fund Operating Expenses After Fee Waivers and /or Expense Reimbursements	rr_NetExpensesOverAssets	0.86%
One Year	rr_ExpenseExampleYear01	$ 88
Three Years	rr_ExpenseExampleYear03	285
Five Years	rr_ExpenseExampleYear05	499
Ten Years	rr_ExpenseExampleYear10	$ 1,115
Annual Return 2014	rr_AnnualReturn2014	3.87%
Annual Return 2015	rr_AnnualReturn2015	(5.34%)
Annual Return 2016	rr_AnnualReturn2016	17.31%
Annual Return 2017	rr_AnnualReturn2017	23.78%
Year to Date Return, Label	rr_YearToDateReturnLabel	return for most recent 9-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	30.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.58%)
1 Year	rr_AverageAnnualReturnYear01	23.78%
Since Inception	rr_AverageAnnualReturnSinceInception	10.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2013
Entrepreneur US Small Cap Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.63%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2013
Entrepreneur US Small Cap Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.48%
Since Inception	rr_AverageAnnualReturnSinceInception	8.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2013
Entrepreneur US Small Cap Fund | Russell 2000® Total Return Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.65%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	9.66%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2013	[9]
Entrepreneur US Large Cap Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Entrepreneur U.S. Large Cap Fund™
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Entrepreneur U.S. Large Cap Fund™ (the “Fund” in this Summary and other U.S. Large Cap Fund specific sections and “U.S. Large Cap Fund” elsewhere in this Prospectus) seeks long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated expenses for the current fiscal year for the Retail Class shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example (the “Example”) is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the first year and the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks investment results that exceed the performance, before fees and expenses, of the S&P 500 Index (the “Index”). The Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of U.S. companies with market capitalizations that are above $5 billion at the time of initial purchase and possess entrepreneurial characteristics (“Entrepreneurial Companies”), as determined by the Fund’s portfolio manager. Equity securities include common stocks, preferred stocks, convertible preferred stocks, rights, warrants, options and ADRs.

Under normal market conditions, the Fund will invest approximately 85% - 100% of its assets in equity securities of large capitalization companies the business of which is tied economically to the United States, through being domiciled or headquartered within the United States, or whose primary business activities or principal trading markets are located within the United States. The Fund may invest in a broad range of securities with discretion to invest across industry sectors.  Some of the companies that the portfolio manager identifies as exhibiting entrepreneurial characteristics may be investment companies or other financial service companies.

The Fund’s investment strategy is unique, in part, due to the portfolio manager’s proprietary process of identifying a universe of companies, including technology companies, that the manager believes possess entrepreneurial characteristics. The portfolio manager presumes that company managers with better entrepreneurial vision will select more efficient and economically effective growth vehicles, without taking on undue risk. This trait might be represented by superior growth characteristics compared to other non-entrepreneurial peer companies in the same industry. These characteristics include: (i) more organic growth; (ii) more strategic alliances/partnerships/licensing deals; (iii) lower debt levels; (iv) lower or no dividends; and (v) higher sales turnover (sales divided by total assets). The Fund then uses fundamental analysis to identify from this list the Entrepreneurial Companies that it believes have the potential for long- term capital appreciation. The portfolio manager generally will sell a portfolio security when he believes the security will no longer increase in value at the same rate it has in the past, changing fundamentals signal a deteriorating value potential, or other securities with entrepreneurial characteristics have better price performance potential.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money. The Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation. There are risks associated with the Fund’s principal investment strategies. These risks include:

•	Manager Risk

How the portfolio manager manages the Fund will affect the Fund’s performance. The Fund may lose money if the portfolio manager’s investment strategy does not achieve the Fund’s objective or the portfolio manager does not implement the strategy properly.

•	Market Risk:

The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/ or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

•	Common Stock Risk:

Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Common stock is also subordinate to other securities in a company’s capital structure.

•	Technology Company Investing Risk:

Investment in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of unseasoned companies.

•	Quantitative Investment Approach Risk:

The Fund utilizes a combined approach of quantitative and qualitative analysis. The Fund employs a number of quantitative filters in identifying a broad array of Entrepreneurial Companies, using factors that are indicative of entrepreneurial behavior. After this quantitative analysis, the Fund performs fundamental analysis in determining its final stock selection. While the portfolio manager continuously reviews and refines, if necessary, his investment approach, there may be market conditions where the quantitative or qualitative investment approaches perform poorly.

•	Preferred Stock Risk:

Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

•	Rights and Warrants Risk:

The Fund may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

•	Convertible Securities Risk:

Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.

•	Options on Securities Risk:

One risk of any put or call option that is held is that the put or call option is a wasting asset. If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid. In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out. Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

•	Liquidity Risk:

Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

•	Investments in Other Investment Companies Risk:

Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund.  The following performance information shows changes in performance from year to year and how the Fund’s average annual returns for 1 year and since inception compare with those of an index that reflects a broad measure of market performance, the S&P 500 Index.  No performance is shown for the Retail Class because it is not in operation, but it may be opened in the future.  The table shows how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information shows changes in performance from year to year and how the Fund’s average annual returns for 1 year and since inception compare with those of an index that reflects a broad measure of market performance, the S&P 500 Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Entrepreneur U.S. Large Cap Fund - Institutional Class Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s return for most recent 9-month period ended September 30, 2018 was 20.55%.

During the period shown in the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter      31 Dec 2017         8.84%

Worst Quarter   30 Sept 2015      -6.50%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS   (For period ending December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Entrepreneur US Large Cap Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within five business days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[10]
Total Annual Fund Operating Expenses After Fee Waivers and /or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	$ 102
Three Years	rr_ExpenseExampleYear03	331
Five Years	rr_ExpenseExampleYear05	579
Ten Years	rr_ExpenseExampleYear10	$ 1,289
Entrepreneur US Large Cap Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IMPLX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within five business days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[10]
Total Annual Fund Operating Expenses After Fee Waivers and /or Expense Reimbursements	rr_NetExpensesOverAssets	0.75%
One Year	rr_ExpenseExampleYear01	$ 77
Three Years	rr_ExpenseExampleYear03	253
Five Years	rr_ExpenseExampleYear05	444
Ten Years	rr_ExpenseExampleYear10	$ 996
Annual Return 2015	rr_AnnualReturn2015	1.21%
Annual Return 2016	rr_AnnualReturn2016	9.34%
Annual Return 2017	rr_AnnualReturn2017	27.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	return for most recent 9-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.50%)
1 Year	rr_AverageAnnualReturnYear01	27.39%
Since Inception	rr_AverageAnnualReturnSinceInception	11.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
Entrepreneur US Large Cap Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.45%
Since Inception	rr_AverageAnnualReturnSinceInception	10.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
Entrepreneur US Large Cap Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.62%
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
Entrepreneur US Large Cap Fund | S&P 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	11.57%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014	[9]
ERShares Entrepreneur 30 ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	<u>ERShares Entrepreneur 30 ETF</u>
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The ERShares Entrepreneur 30 ETF, formerly known as the Entrepreneur 30 Fund (the “Fund”) is an exchange-traded Fund that seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Entrepreneur 30 Index.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Most investors will incur brokerage commissions when buying or selling Shares, which are not reflected in the table set forth below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur brokerage commissions when buying or selling Shares, which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example (the “Example”) is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions or other transaction costs that you pay when purchasing or selling Shares.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the Entrepreneur 30 Index (the “Entrepreneur 30 Index”).  The EntrepreneurShares Entrepreneur 30 Index was developed by, and is maintained by, EntrepreneurShares, LLC, an affiliate of Capital Impact Advisors, LLC (the “Advisor”), and is licensed exclusively to the Advisor for use as an investment strategy.  The Index comprises 30 US Companies with the highest market capitalizations and composite scores based on six criteria.  Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Entrepreneur 30 Index.

The Entrepreneur 30 Index represents price appreciation and total return, and assumes dividends have been reinvested into the Index.  The Index uses primary market prices based in U.S. dollars.

The Entrepreneur 30 Index is constructed using a rules-based methodology by selecting equity securities from a pool of companies whose securities trade on NASDAQ, the New York Stock Exchange or another major exchange in the U.S., and have a market capitalization that exceeds $1,000,000,000 U.S. dollars (the “Index Universe”).  The Fund invests in domestic U.S. equity securities, but such securities may include domestic equity securities of foreign issuers, including indirect investments such as American Depositary Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers traded on a U.S. exchange.

The Entrepreneur 30 Index selects companies from the Index Universe using six factors described below.  The six factors, which are sometimes referred to as the entrepreneurial standards, are: (1) Management - which requires that set factors regarding a company’s management must be met for a company to be included in the Index, including, among other things, that the turnover among the top five executives within a company as compared to other companies in the Index Universe must be met for the company to be included. (2) Compensation - which requires that set factors such as annual compensation, salary, bonus, stock options and other compensation criteria be met for a company to be included in the Index, including, among other things, that the executive compensation among the top five executives of a company relative to comparable executives in similar companies in the Index Universe must be met for the company to be included. (3) Revenue – which requires that a company meet predetermined criteria regarding revenue over a static threshold to be included in the Index, including, among other things, that the amount and growth of revenue of a company as compared to predetermined benchmarks must be met for the company to be included. (4) Ownership – which requires that a company meet predetermined criteria regarding ownership among all key investors and stakeholders to be included in the Index, including, among other things, that the absolute and relative ownership levels of the top ten stakeholders of company as compared to predetermined benchmarks must be met for the company to be included. (5) Profitability – which requires that a company meet predetermined criteria regarding net income over a static threshold to be included in the Index, including, among other things, that the net income of a company as compared to predetermined benchmarks must be met for the company to be included. (6) Company Statistics - which requires that a company meet predetermined criteria regarding the corporate structure, and other company statistics, to be included in the Index, including, among other things, that a company must have certain set characteristics within its corporate structure, as compared to other companies in Index Universe, to be included in the Index. Companies are not eligible to enter the Index until one year after their initial public offering or spin-off.

To construct the Entrepreneur 30 Index, each constituent in the Index Universe that meets all six of the entrepreneurial standards is ranked by its market capitalization, with the 30 largest companies by market capitalization being selected to be in the index.

As of September 30, 2018, the Index Universe consisted of 190 component securities. The Entrepreneur 30 Index is rebalanced and reconstituted on a quarterly basis (following the close of trading on the second Friday in March, June, September and December).

The Fund’s intention is to replicate the constituent securities of the Entrepreneur 30 Index as closely as possible, and the Advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective.  So, the adverse financial situation of a company will not result in its elimination from the Fund’s portfolio unless the company is removed from the Entrepreneur 30 Index.  When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Entrepreneur 30 Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.  The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.  The Fund expects that over time, if it has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Entrepreneur 30 Index will be 0.95 or better.  A perfect correlation of 1.0 is unlikely as the Fund incurs operating and trading expenses unlike the Entrepreneur 30 Index.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent that the Entrepreneur 30 Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money. The Fund is subject to principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. These risks include:

•	Absence of Prior Active Market Risk:

Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

•	Index Risk:

The performance of the Entrepreneur 30 Index and the Fund may deviate from that of the market the Entrepreneur 30 Index seeks to track due to changes that are reflected in the market more quickly than the Entrepreneur 30 Index.  The Entrepreneur 30 Index is rebalanced and reconstituted on a quarterly basis.

•	Index Tracking Risk:

The Fund’s return may not match the return of the Entrepreneur 30 Index for a number of reasons. For example, the Fund incurs a number of operating expenses, while the Entrepreneur 30 Index does not. Tracking error may also occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Entrepreneur 30 Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in the timing of the accrual of dividends or interest, tax gains or losses, changes to the Entrepreneur 30 Index, or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions.

•	Indexing and Passive Investment Risk:

The Advisor uses a passive indexing strategy — either replication or representative sampling — to manage the Fund. The Fund invests in the securities included in, or representative of, the Entrepreneur 30 Index regardless of their investment merit. The Fund is not actively managed. Therefore, unless a specific security is removed from the Entrepreneur 30 Index, or the selling of shares of that security is otherwise required upon a rebalancing of the Entrepreneur 30 Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Entrepreneur 30 Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund Shares will decline, more or less, in correspondence with any decline in value of the Entrepreneur 30 Index. The Entrepreneur 30 Index may not contain the appropriate mix of securities for any particular point in the business cycle of the overall economy, particular economic sectors, or narrow industries within which the commercial activities of the companies composing the portfolio securities holdings of the Fund are conducted. Unlike with an actively managed fund, the Advisor does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

•	New ETF Provider:

The Advisor has only recently begun serving as an investment adviser to ETFs, which may limit the Adviser’s effectiveness. Additionally, the index provider has no prior experience serving as an index provider to an ETF, which may limit the index provider’s effectiveness.

•	Common Stock Risk:

Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

•	Market Risk:

The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/ or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

•	Concentration Risk:

To the extent that the Entrepreneur 30 Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

•	American Depositary Receipts:

Sponsored and unsponsored ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. The Fund invests only in sponsored ADRs. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR. One risk of investing in an ADR is the political risk of the home country. Instability in the home country increases the risk of investing in an ADR. Another risk is exchange rate risk. ADR shares track the shares in the home country. If a country's currency is devalued, it will trickle down to the ADR. This can result in a significant loss, even if the company had been performing well. Another related risk is inflationary risk. Inflation is the rate at which the general level of prices for goods and services is rising and, subsequently, purchasing power is falling. Inflation can have a serious negative impact on business because the currency of a country with high inflation becomes less and less valuable each day.

•	Early Closing Risk:

An unanticipated early closing of the NYSE Arca may result in a shareholder’s inability to buy or sell Shares on that day in the Secondary Market, although non-institutional investors may still be able to redeem their Shares directly to the Fund and institutional investors may redeem through Authorized Participants.

•	Exchange-Traded Fund Risk:

The Fund’s Shares may trade at a premium or discount to their NAV. Also, an active market for the Fund’s Shares may not develop and market trading may be halted if trading in one or more of the Fund’s underlying securities is halted.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.  Updated performance information will be available on the Fund’s website at www.ershares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ershares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
ERShares Entrepreneur 30 ETF | ERShares Entrepreneur 30 ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ENTR
Management Fees	rr_ManagementFeesOverAssets	0.49%	[11]
Other Expenses	rr_OtherExpensesOverAssets	none	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
One Year	rr_ExpenseExampleYear01	$ 50
Three Years	rr_ExpenseExampleYear03	157
Five Years	rr_ExpenseExampleYear05	274
Ten Years	rr_ExpenseExampleYear10	$ 616

[1]	"Other Expenses" are based on estimated expenses for the current fiscal year for the Class A shares and the Retail Class shares.
[2]	Acquired Fund Fees and Expenses ("AFFEs") are indirect fees and expenses that funds incur from investing in the shares of other investment companies. The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this Prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as AFFEs.
[3]	The Fund's investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding certain borrowing and investment-related costs and fees, taxes, extraordinary expenses and A) to limit the total annualized expenses of Class A shares, Retail Class shares and Institutional Class shares of the Fund to the amounts of 1.95%, 1.95% and 1.70% per annum, respectively, of net assets attributable to such shares of the Fund through November 1, 2019. This waiver can be terminated only by a majority vote of the independent trustees of EntrepreneurShares Series Trust (the "Trust"), of which the Fund is a series. Subject to some limitations, Weston Capital Advisors, LLC, the Fund's investment advisor (the "Advisor" in this Summary and other Global Fund specific sections and "Weston" elsewhere in this Prospectus), shall be permitted to recover previously waived expenses in later periods to the extent that the Fund's expenses fall below the annual rates in effect at the time such expenses were originally waived. The expense recoupment period is not to exceed three years.
[4]	MSCI publishes two versions of this index reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. The Fund believes that the net dividends version better reflects the returns U.S. investors might expect were they to invest directly in the component securities of the index.
[5]	reflects no deductions for fees, expenses or taxes.
[6]	"Other Expenses" are based on estimated expenses for the current fiscal year for the Retail Class shares.
[7]	Acquired Fund Fees and Expenses ("AFFEs") are indirect fees and expenses that funds incur from investing in the shares of other investment companies. The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this Prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as AFFEs.
[8]	The Fund's investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding certain borrowing and investment-related costs and fees, taxes, extraordinary expenses and acquired fund fees and expenses) to limit the total annualized expenses of Retail Class shares and Institutional Class shares of the Fund to the amounts of 1.10% and 0.85% per annum, respectively, of net assets attributable to such shares of the Fund through November 1, 2019. This waiver can be terminated only by a majority vote of the independent trustees of the Trust, of which the Fund is a series. Subject to some limitations, Capital Impact Advisors, LLC, the Funds' investment advisor (the "Advisor" in this Summary and other U.S. Small Cap Fund specific sections and "Capital Impact Advisors" elsewhere in this Prospectus), shall be permitted to recover previously waived expenses in later periods to the extent that the Fund's expenses fall below the annual rates in effect at the time such expenses were originally waived. The expense recoupment period is not to exceed three years.
[9]	reflects no deduction for fees, expenses or taxes
[10]	The Fund's investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding certain borrowing and investment-related costs and fees) to limit the total annualized expenses of the Retail share class and Institutional share class of the Fund to 1.00% and 0.75% per annum, respectively, of net assets attributable to such shares through November 1, 2019. This waiver can be terminated only by a majority vote of the independent trustees of the Trust. Subject to some limitations, Capital Impact Advisors, LLC (the "Advisor" in this Summary and other U.S. Large Cap Fund specific sections and "Capital Impact Advisors" elsewhere in this Prospectus) shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement in later periods to the extent that the Fund's expenses fall below the annual rates set forth above. The expense recoupment period is not to exceed three years.
[11]	The management fee is structured as a "unified fee," out of which the Fund's advisor pays all of the ordinary operating expenses of the Fund, except for payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; each of which is paid by the Fund.
[12]	"Other Expenses" are based on estimated amounts for the current fiscal year.